Loss per share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Loss per share
18	Loss per share
The calculation of basic loss per share for the year ended December 31, 2022 is based on the loss attributable to equity shareholders of the Company of RMB32,699 million (2021: RMB12,106 million, 2020: RMB10,847 million) and the weighted average of 17,205,242,710 shares in issue during the year (2021: 16,201,129,384 shares, 2020: 14,056,887,174 shares).

	2022	2021	2020
	million	million	million
Issued ordinary shares at January 1	16,948	15,329	12,267
Effect of issuance of shares	257	872	1,790

Weighted average number of ordinary shares at December 31	17,205	16,201	14,057

The amount of diluted loss per share is the same as basic loss per share as the effect of convertible bonds is anti-dilutive for the years ended December 31, 2022, 2021 and 2020.